Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
CHEMUNG CANAL TRUST COMPANY PROFIT SHARING, SAVINGS AND INVESTMENT PLAN
EIN: 16-0380815 PLAN #: 002
FORM 5500 – SCHEDULE H – PART IV; ITEM 4i - SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES
AT END OF YEAR - DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current value
*	Chemung Financial Corporation	95,292	shares		$5,317,294

	Mutual funds:
	American Century Small Cap Value	30,687	shares		275,263
	Calvert Small Cap Fund	47	shares		1,455
	Calvert US Mid-Cap Core Responsible Index Fund	77	shares		3,356
	Calvert International Core Responsible Index Fund	215	shares		8,137
	Dodge & Cox Stock Fund Class 1	412,412	shares		6,841,912
	Dodge & Cox Income Fund Class 1	16,900	shares		217,170
	Federated Hermes Total Return	118,833	shares		1,139,604
	Fidelity Treasury Portfolio Institutional Class	6,026	shares		6,026
	Fidelity Small Cap Index Fund	13,950	shares		504,583
	Fidelity Contrafund	160,296	shares		3,895,191
	Fidelity Investments Money Market Government	4,953,552	shares		4,953,552
	Fidelity International Index Fund	57,167	shares		3,475,731
	Fidelity NASDAQ Composite Index Fund	5,930	shares		1,749,079
	Fidelity US Sustainability Index Fund	2,033	shares		61,960
	Guggenheim Core Bond Fund Institutional Class	52,651	shares		869,267
	JPMorgan Emerging Markets Equity Fund	4,984	shares		208,635
	JPMorgan Large Cap Growth Fund	25,003	shares		2,161,260
	Legg Mason Clearbridge Small Cap Growth I Fund	25,844	shares		936,587
	Lord Abbett Short Duration Income	183,939	shares		715,523
	Parnassus Core Equity Fund	512	shares		28,734
	Parnassus Endeavor Fund	183	shares		10,211
	Putnam Large Cap Value Fund	125,653	shares		4,934,407
	RBC Emerging Markets Equity Fund	59,856	shares		1,026,527
	T. Rowe Price Retirement 2025	15,745	shares		277,750
	T. Rowe Price Retirement 2030	19,192	shares		532,590
	T. Rowe Price Retirement 2035	85,474	shares		1,998,392
	T. Rowe Price Retirement 2040	2,959	shares		101,780
	T. Rowe Price Retirement 2045	11,250	shares		285,976
	T. Rowe Price Retirement 2050	1,416	shares		30,636
	T. Rowe Price Retirement 2060	1,149	shares		21,813
	T. Rowe Price Retirement 2065	474	shares		7,013
	Vanguard Dividend Growth Fund	22,071	shares		725,041
	Vanguard International Growth Admiral Fund	5,724	shares		652,460
	Vanguard S&P Mid-Cap 400 Index Fund	1,816	shares		809,822
	Vanguard Mid Cap Index Admiral Fund	2,435	shares		874,915
	Vanguard Extended Market Index Admiral Fund	11,300	shares		1,792,407
	Vanguard 500 Index Admiral Fund	28,871	shares		18,241,798
	Vanguard Total Bond Market Index Admiral Fund	470,777	shares		4,599,493
	Vanguard High Yield Corp-Admiral Fund	131,953	shares		734,977
	Vanguard Long-Term Government Bond Index Admiral Fund	13,178	shares		247,615
	Vanguard Short-Term Investment-Grade Admiral Fund	127,967	shares		1,346,218

	Total Investments				$72,622,160

*    Certain cost information in column (d) is not required to be disclosed as investments are participant directed under an individual account plan.